                        SB ADJUSTABLE RATE INCOME FUND
                                 (the "Fund")

                       Supplement dated June 2, 2003 to
                      Prospectus dated September 27, 2002

   The following information supplements the disclosure in the Smith Barney Classes of Shares Prospectus of the Fund.

   The Fund has changed its benchmark to the Citigroup 6 Month U.S. Treasury Bill Index ("Citigroup Index") because Management believes that the Citigroup Index more appropriately reflects the current shorter duration profile of the securities currently in the Fund's portfolio than its current benchmark, the Merrill Lynch 1-3 Year Treasury Index ("Merrill Index").

                         Average Annual Total Returns
                    Calendar Years Ended December 31, 2001

                                                            Since   Inception
                                           1 year 5 years Inception   Date
  Class L+
  Return before taxes                       5.38%  5.17%    4.92%   06/22/92
  Return after taxes on distributions       3.33%  3.03%    2.87%
  Return after taxes on distributions
  and sale of fund shares                   3.25%  3.06%    2.91%
  Other Classes (Return before taxes only)
  Class A++                                 3.81%   n/a     5.43%   04/18/97
  Class B                                   0.13%  4.91%    4.91%   11/06/92
  Class Y                                    n/a    n/a      n/a       *
  Merrill Index**                           8.30%  6.58%    6.11%     ***
  Citigroup Index**                         4.49%  5.21%    4.92%     ****

  + Prior to August 5, 2002, Class L shares were designated Class A shares. ++ Prior to August 5, 2002, Class A shares were designated Class I shares.
The Average Annual Total Returns for Class A shares have been restated to include the 2% sales charge implemented on August 5, 2002.
   * No Class Y shares were outstanding on December 31, 2001.
  ** Index performance reflects no deductions for fees, expenses or taxes. *** Index comparison begins on 06/22/92.
**** Index comparison begins on 06/30/92.

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